GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)

COMMON STOCKS — 66.2%
	SHARES	VALUE
Software & Services — 9.4%
Adobe, Inc. (a)	6,480	$4,214,333
Autodesk, Inc. (a)	11,965	3,800,204
Mastercard, Inc., Class A	20,267	6,799,984
Microsoft Corporation	53,091	17,606,037
PayPal Holdings, Inc. (a)	21,075	4,901,834
salesforce.com, Inc. (a)	10,856	3,253,434
		40,575,826
Capital Goods — 5.6%
A.O. Smith Corporation	36,108	2,638,412
Deere & Company	8,712	2,982,205
Eaton Corporation PLC	21,989	3,622,908
Illinois Tool Works, Inc.	11,220	2,556,701
Rockwell Automation, Inc.	8,926	2,850,964
Trane Technologies PLC	20,961	3,792,474
Westinghouse Air Brake Technologies Corporation	33,630	3,051,250
Xylem, Inc.	21,084	2,753,359
		24,248,273
Banks — 5.0%
East West Bancorp, Inc.	43,189	3,432,662
First Republic Bank	23,150	5,008,039
KeyCorp	161,925	3,767,995
PNC Financial Services Group, Inc. (The)	22,699	4,790,170
SVB Financial Group (a)	6,707	4,811,602
		21,810,468
Technology Hardware & Equipment — 4.8%
Apple, Inc.	108,052	16,186,190
Palo Alto Networks, Inc. (a)	9,192	4,679,555
		20,865,745
Healthcare Equipment & Services — 4.5%
Anthem, Inc.	14,251	6,201,038
Baxter International, Inc.	28,987	2,288,814
CVS Health Corp.	31,621	2,823,123
Medtronic PLC	22,868	2,740,958

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Stryker Corporation	12,760	$3,395,053
West Pharmaceutical Services, Inc.	4,741	2,038,061
		19,487,047
Semiconductors — 4.5%
Analog Devices, Inc.	19,593	3,399,190
ASML Holding NV (b)	5,655	4,596,836
NVIDIA Corporation	23,176	5,925,408
Wolfspeed, Inc. (a)	24,819	2,981,010
Xilinx, Inc.	13,861	2,494,980
		19,397,424
Media & Entertainment — 4.4%
Alphabet, Inc., Class A (a)	5,297	15,683,993
Walt Disney Company (The) (a)	19,650	3,322,226
		19,006,219
Retailing — 4.1%
Home Depot, Inc. (The)	13,443	4,997,301
Target Corporation	19,709	5,116,850
TJX Companies, Inc. (The)	69,602	4,558,235
Tractor Supply Company	14,712	3,195,005
		17,867,391
Pharmaceuticals & Biotechnology — 3.6%
AstraZeneca PLC ADR (b)	69,516	4,336,408
IQVIA Holdings, Inc. (a)	15,895	4,155,271
Merck & Company, Inc.	27,300	2,403,765
Roche Holding AG ADR (b)	33,882	1,637,517
Thermo Fisher Scientific, Inc.	4,789	3,031,772
		15,564,733
Renewable Energy & Energy Efficiency — 3.5%
First Solar, Inc. (a)	27,889	3,335,246
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	56,516	3,413,567
Ormat Technologies, Inc.	19,664	1,422,297

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Renewable Energy & Energy Efficiency — (continued)
SolarEdge Technologies, Inc. (a)	10,752	$3,813,519
Sunrun, Inc. (a)	32,177	1,855,969
TPI Composites, Inc. (a)	41,897	1,408,996
		15,249,594
Consumer Durables & Apparel — 2.6%
Lululemon Athletica, Inc. (a)	7,754	3,613,441
NIKE, Inc., Class B	26,195	4,382,162
VF Corporation	44,341	3,231,572
		11,227,175
Real Estate — 2.3%
American Tower Corporation REIT	10,311	2,907,393
AvalonBay Communities, Inc. REIT	10,785	2,552,594
Jones Lang LaSalle, Inc. (a)	9,787	2,527,297
Prologis, Inc. REIT	14,215	2,060,606
		10,047,890
Food & Staples Retailing — 1.7%
Costco Wholesale Corporation	10,528	5,174,933
Sysco Corporation	30,845	2,371,980
		7,546,913
Insurance — 1.7%
Aflac, Inc.	56,782	3,047,490
Travelers Companies, Inc. (The)	25,349	4,078,147
		7,125,637
Materials — 1.5%
Ball Corporation	28,637	2,619,713
Ingevity Corporation (a)	30,562	2,381,085
International Flavors & Fragrances, Inc.	9,475	1,397,089
		6,397,887

	SHARES	VALUE
Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. (a)	17,543	$2,912,138
Starbucks Corporation	24,811	2,631,703
		5,543,841
Household & Personal Products — 1.3%
Procter & Gamble Company (The)	17,374	2,484,308
Unilever PLC ADR (b)	56,418	3,022,877
		5,507,185
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	9,336	1,840,966
United Parcel Service, Inc., Class B	14,085	3,006,725
		4,847,691
Utilities — 0.8%
American Water Works Company, Inc.	19,572	3,409,051

Food & Beverage — 0.7%
McCormick & Company, Inc.	39,734	3,187,859

Diversified Financials — 0.7%
LPL Financial Holdings, Inc.	18,194	2,984,180

Automobiles & Components — 0.6%
Aptiv PLC (a)	15,823	2,735,638

Telecommunication Services — 0.5%
Verizon Communications, Inc.	36,932	1,957,027
Total Common Stocks
(Cost $135,778,608)		286,590,694

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
BONDS & NOTES — 30.5%
Green and Sustainability Bonds — 20.1%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	$3,083,646
Apple, Inc. 3.00%, due 6/20/27 (c)	2,000,000	2,160,026
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,041,994
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	4,439,376
Bank of America Corporation 2.456% (3-Month USD Libor+87 basis points), due 10/22/25 (c)	4,000,000	4,137,784
Bank of Nova Scotia (The) 2.375%, due 1/18/23	1,845,000	1,887,459
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	2,044,870
Boston Properties LP 4.50%, due 12/1/28 (c)	4,500,000	5,146,083
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,698,202
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,470,723
Citigroup, Inc. 1.678% (SOFR Rate+166.7 basis points), due 5/15/24 (c)	4,000,000	4,060,092
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	674,055
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,083,414
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,100,284
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	522,012

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	$2,000,000	$2,079,550
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	521,590
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	2,000,000	1,922,764
Korea Development Bank (The) 0.852% (3-Month USD Libor+72.5 basis points), due 7/6/22 (b)(d)	1,250,000	1,255,158
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,001,482
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,101,058
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(e)	1,000,000	1,051,078
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,695,357
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	4,500,000	4,676,013
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	4,199,071
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,126,068
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	2,130,442
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,699,597
United States International Development Finance Corporation 3.28%, due 9/15/29	649,912	700,457

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
United States International Development Finance Corporation 3.33%, due 5/15/33	$215,459	$235,038
United States International Development Finance Corporation 3.43%, due 6/1/33	208,537	230,738
United States International Development Finance Corporation 3.05%, due 6/15/35	1,347,450	1,461,910
United States International Development Finance Corporation 2.58%, due 7/15/38	2,990,180	3,148,426
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,500,000	3,904,278
Visa, Inc. 0.75%, due 8/15/27 (c)	2,000,000	1,928,352
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	4,504,329
		87,122,776

U.S. Government Agencies — 3.1%
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	522,199
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	3,098,757
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	3,241,461
Federal Home Loan Banks 0.25%, due 6/3/22	3,500,000	3,503,493
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	3,054,837
		13,420,747

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — 2.8%
Capital Impact Partners 2.60%, due 12/15/22	$2,000,000	$2,006,904
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,445,385
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,101,628
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,935,976
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	2,131,892
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,494,717
		12,116,502
Software & Services — 1.6%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,500,000	3,727,146
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,355,938
		7,083,084
Media & Entertainment — 1.1%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,614,125
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	1,008,085
		4,622,210
Capital Goods — 0.9%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (b)(c)	3,500,000	3,879,638

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Diversified Financials — 0.5%
State Street Corporation 3.10%, due 5/15/23	$2,000,000	$2,079,144

Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,261,954

Healthy Living — 0.1%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(e)	500,000	573,052
Total Bonds & Notes
(Cost $129,282,318)		132,159,107

SHORT-TERM INVESTMENTS — 3.2%
UMB Money Market Fiduciary Account, 0.01% (f)
(Cost $13,766,212)		13,766,212
Total Short-term Investments
(Cost $13,766,212)		13,766,212
TOTAL INVESTMENTS — 99.9%
(Cost $278,827,138)		432,516,013
Other Assets Less Liabilities — 0.1%		574,753
NET ASSETS — 100.0%		$433,090,766

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
LP – Limited Partnership

(a) Non-income producing security.
(b) Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c) Callable
(d) Floating rate bond. Rate shown is currently in effect at October 31, 2021.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,624,130.
(f) The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)

COMMON STOCKS — 99.2%
	SHARES	VALUE
Software & Services — 24.5%
Accenture PLC, Class A (a)	16,651	$5,974,212
Adobe, Inc. (b)	12,518	8,141,207
ANSYS, Inc. (b)	2,267	860,508
Autodesk, Inc. (b)	5,777	1,834,833
Automatic Data Processing, Inc.	11,127	2,497,900
Cadence Design Systems, Inc. (b)	7,316	1,266,473
Citrix Systems, Inc.	3,224	305,410
Cognizant Technology Solutions Corporation, Class A	13,871	1,083,186
Fortinet, Inc. (b)	3,649	1,227,305
International Business Machines Corporation	23,349	2,920,960
Intuit, Inc.	7,161	4,482,714
Mastercard, Inc., Class A	23,166	7,772,656
Microsoft Corporation	187,241	62,092,861
NortonLifeLock, Inc.	15,058	383,226
Okta, Inc., Class A (b)	3,254	804,324
Oracle Corporation	49,107	4,711,326
Paycom Software, Inc. (b)	1,331	729,188
PayPal Holdings, Inc. (b)	29,227	6,797,908
salesforce.com, Inc. (b)	25,444	7,625,312
ServiceNow, Inc. (b)	5,175	3,610,908
Splunk, Inc. (b)	4,265	702,957
Teradata Corporation (b)	2,797	158,198
Visa, Inc., Class A	44,299	9,381,199
VMware, Inc., Class A (b)	2,183	331,161
Western Union Company (The)	10,613	193,369
Workday, Inc., Class A (b)	4,966	1,440,041
		137,329,342
Media & Entertainment — 10.1%
Alphabet, Inc., Class A (b)	7,873	23,311,323
Alphabet, Inc., Class C (b)	7,623	22,605,320
Discovery, Inc., Class A (b)	4,395	103,019
Discovery, Inc., Class C (b)	8,151	183,887
Electronic Arts, Inc.	7,566	1,061,132
John Wiley & Sons, Inc., Class A	1,186	64,246
Liberty Global PLC, Series A (a)(b)	4,226	121,455
Liberty Global PLC, Series C (a)(b)	9,172	264,520

	SHARES	VALUE
Media & Entertainment — (continued)
New York Times Company (The), Class A	3,953	$215,794
Omnicom Group, Inc.	5,578	379,750
Scholastic Corporation	689	24,935
Walt Disney Company (The) (b)	47,582	8,044,689
		56,380,070
Semiconductors — 7.2%
Advanced Micro Devices, Inc. (b)	31,844	3,828,604
Analog Devices, Inc.	14,063	2,439,790
Applied Materials, Inc.	23,977	3,276,457
Intel Corporation	105,774	5,182,926
Lam Research Corporation	3,729	2,101,553
Microchip Technology, Inc.	14,389	1,066,081
NVIDIA Corporation	65,242	16,680,422
ON Semiconductor Corporation (b)	11,117	534,394
Skyworks Solutions, Inc.	4,323	722,503
Texas Instruments, Inc.	24,196	4,536,266
		40,368,996
Pharmaceuticals & Biotechnology — 5.6%
AbbVie, Inc.	46,273	5,306,125
Agilent Technologies, Inc.	8,008	1,261,180
Amgen, Inc.	15,013	3,107,241
Biogen, Inc. (b)	3,960	1,056,053
BioMarin Pharmaceutical, Inc. (b)	4,729	374,679
Bio-Techne Corporation	1,014	530,981
Bristol-Myers Squibb Company	58,556	3,419,670
Gilead Sciences, Inc.	32,792	2,127,545
Illumina, Inc. (b)	3,821	1,585,944
IQVIA Holdings, Inc. (b)	5,037	1,316,772
Jazz Pharmaceuticals PLC (a)(b)	1,567	208,474
Merck & Company, Inc.	66,332	5,840,533
Mettler-Toledo International, Inc. (b)	606	897,413
Vertex Pharmaceuticals, Inc. (b)	6,804	1,258,264
Waters Corporation (b)	1,606	590,285
Zoetis, Inc.	12,412	2,683,474
		31,564,633

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Diversified Financials — 5.3%
Ally Financial, Inc.	9,644	$460,405
American Express Company	17,845	3,101,104
Ameriprise Financial, Inc.	3,051	921,799
Bank of New York Mellon Corporation (The)	21,894	1,296,125
BlackRock, Inc.	3,998	3,771,953
Charles Schwab Corporation (The)	37,789	3,099,832
CME Group, Inc.	9,396	2,072,288
Equitable Holdings, Inc.	10,032	336,072
FactSet Research Systems, Inc.	982	435,900
Franklin Resources, Inc.	7,882	248,204
Intercontinental Exchange, Inc.	14,726	2,038,962
Invesco Ltd.	9,003	228,766
Moody's Corporation	4,424	1,787,960
Morgan Stanley	36,573	3,758,973
Northern Trust Corporation	5,134	631,687
S&P Global, Inc.	6,296	2,985,311
State Street Corporation	9,623	948,347
T. Rowe Price Group, Inc.	5,963	1,293,255
Voya Financial, Inc.	3,159	220,403
		29,637,346
Capital Goods — 5.1%
3M Company	15,152	2,707,359
A.O. Smith Corporation	3,495	255,380
AGCO Corporation	1,653	202,013
Air Lease Corporation, Class A	2,874	115,104
Allegion PLC (a)	2,344	300,735
Applied Industrial Technologies, Inc.	995	96,993
Builders FirstSource, Inc. (b)	5,131	298,983
Caterpillar, Inc.	14,317	2,920,811
Cummins, Inc.	3,807	913,071
Deere & Company	7,783	2,664,199
Dover Corporation	3,750	634,050
Eaton Corporation PLC	10,462	1,723,719
EMCOR Group, Inc.	1,421	172,637
Fastenal Company	14,944	853,004
Flowserve Corporation	3,349	112,593
Fortive Corporation	8,356	632,633
Fortune Brands Home & Security, Inc.	3,589	363,925

	SHARES	VALUE
Capital Goods — (continued)
Graco, Inc.	4,413	$331,769
Granite Construction, Inc.	1,156	42,911
H&E Equipment Services, Inc.	905	40,797
IDEX Corporation	1,974	439,353
Illinois Tool Works, Inc.	8,291	1,889,270
Lennox International, Inc.	884	264,564
Lincoln Electric Holdings, Inc.	1,478	210,467
Masco Corporation	6,613	433,482
Meritor, Inc. (b)	1,936	47,122
Middleby Corporation (The) (b)	1,459	266,180
Owens Corning	2,699	252,114
PACCAR, Inc.	9,037	809,896
Parker-Hannifin Corporation	3,395	1,006,923
Quanta Services, Inc.	3,646	442,187
Rockwell Automation, Inc.	3,055	975,767
Roper Technologies, Inc.	2,766	1,349,448
Sensata Technologies Holding NV (b)	4,091	225,414
Snap-on, Inc.	1,399	284,319
Spirit AeroSystems Holdings, Inc., Class A	2,711	111,937
Stanley Black & Decker, Inc.	4,255	764,751
Tennant Company	501	39,809
Timken Company (The)	1,814	128,703
Trane Technologies PLC (a)	6,289	1,137,869
United Rentals, Inc. (b)	1,890	716,518
W.W. Grainger, Inc.	1,152	533,503
Westinghouse Air Brake Technologies Corporation	4,686	425,161
Xylem, Inc.	4,689	612,337
		28,749,780
Renewable Energy & Energy Efficiency — 4.6%
Acuity Brands, Inc.	941	193,309
Itron, Inc. (b)	1,175	91,380
Johnson Controls International, PLC	18,831	1,381,630
Ormat Technologies, Inc.	1,184	85,639
Tesla, Inc. (b)	21,436	23,879,704
		25,631,662

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Retailing — 4.5%
AutoNation, Inc. (b)	1,342	$162,543
Best Buy Company, Inc.	5,866	717,060
Booking Holdings, Inc. (b)	1,073	2,597,497
Buckle, Inc. (The)	813	33,837
CarMax, Inc. (b)	4,257	582,868
Foot Locker, Inc.	2,422	115,457
GameStop Corporation, Class A (b)	1,699	311,784
Gap, Inc. (The)	5,839	132,487
Home Depot, Inc. (The)	27,841	10,349,613
Kohl's Corporation	4,072	197,614
LKQ Corporation (b)	7,475	411,723
Lowe's Companies, Inc.	18,524	4,331,282
Nordstrom, Inc. (b)	2,934	84,294
ODP Corporation (The) (b)	1,434	62,092
Pool Corporation	1,043	537,312
Signet Jewelers Ltd.	1,354	120,750
Target Corporation	12,928	3,356,367
Tractor Supply Company	3,001	651,727
Ulta Beauty, Inc. (b)	1,354	497,405
		25,253,712

Healthcare Equipment & Services — 4.1%
ABIOMED, Inc. (b)	1,180	391,807
Align Technology, Inc. (b)	1,976	1,233,755
AmerisourceBergen Corporation	3,994	487,348
Becton, Dickinson and Company	7,607	1,822,561
Cardinal Health, Inc.	7,549	360,918
Centene Corporation (b)	15,330	1,092,109
Cerner Corporation	7,850	583,177
Cigna Corporation	9,005	1,923,558
Cooper Cos., Inc. (The)	1,276	531,990
DaVita, Inc. (b)	1,799	185,729
DENTSPLY SIRONA, Inc.	5,681	325,010
DexCom, Inc. (b)	2,532	1,577,968
Edwards Lifesciences Corporation (b)	16,261	1,948,393
HCA Healthcare, Inc.	7,076	1,772,255
Henry Schein, Inc. (b)	3,667	279,975
Hologic, Inc. (b)	6,641	486,852
Humana, Inc.	3,388	1,569,186
IDEXX Laboratories, Inc. (b)	2,240	1,492,154
Insulet Corporation (b)	1,732	536,955

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Laboratory Corporation of America Holdings (b)	2,575	$739,076
MEDNAX, Inc. (b)	2,024	55,114
Patterson Companies, Inc.	2,343	73,242
Quest Diagnostics, Inc.	3,404	499,639
ResMed, Inc.	3,829	1,006,682
Select Medical Holdings Corporation	2,753	91,455
STERIS PLC	2,595	606,555
Teladoc Health, Inc. (b)	3,619	541,366
West Pharmaceutical Services, Inc.	1,922	826,229
		23,041,058
Food & Beverage — 3.7%
Archer-Daniels-Midland Company	14,705	944,649
Bunge Ltd.	3,691	341,934
Campbell Soup Company	5,160	206,142
Coca-Cola Company (The)	107,296	6,048,275
Conagra Brands, Inc.	12,489	402,146
Darling Ingredients, Inc. (b)	4,255	359,633
General Mills, Inc.	16,049	991,828
Hormel Foods Corporation	7,732	327,218
Ingredion, Inc.	1,743	165,986
JM Smucker Company (The)	2,870	352,608
Kellogg Company	6,631	406,480
Keurig Dr Pepper, Inc.	18,442	665,572
Kraft Heinz Company (The)	17,477	627,250
Lamb Weston Holdings, Inc.	3,778	213,268
McCormick & Company, Inc.	6,486	520,372
Mondelez International, Inc., Class A	36,732	2,231,102
PepsiCo, Inc.	36,192	5,848,627
		20,653,090
Real Estate — 3.1%
American Tower Corporation REIT	11,919	3,360,800
AvalonBay Communities, Inc. REIT	3,636	860,568
Boston Properties, Inc. REIT	3,862	438,878

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Real Estate — (continued)
CBRE Group, Inc., Class A (b)	8,837	$919,755
Corporate Office Properties Trust REIT	2,885	78,241
Digital Realty Trust, Inc. REIT	7,380	1,164,638
Duke Realty Corporation REIT	9,748	548,227
Equinix, Inc. REIT	2,343	1,961,255
Equity Residential REIT	9,362	808,877
Federal Realty Investment Trust REIT	1,810	217,833
Healthpeak Properties, Inc. REIT	14,005	497,318
Host Hotels & Resorts, Inc. REIT (b)	18,495	311,271
Iron Mountain, Inc. REIT	7,540	344,126
Jones Lang LaSalle, Inc. (b)	1,333	344,221
Macerich Company (The) REIT	5,373	97,198
PotlatchDeltic Corporation REIT	1,739	90,897
Prologis, Inc. REIT	19,340	2,803,526
Realogy Holdings Corporation (b)	3,091	53,536
SBA Communications Corporation, Class A REIT	2,848	983,500
Simon Property Group, Inc. REIT	8,635	1,265,718
UDR, Inc. REIT	7,703	427,748
		17,578,131
Materials — 3.0%
Air Products & Chemicals, Inc.	5,794	1,737,099
Albemarle Corporation	3,037	760,677
Amcor PLC (a)	40,219	485,443
Avery Dennison Corporation	2,152	468,534
Axalta Coating Systems Ltd. (b)	5,460	170,297
Ball Corporation	8,649	791,211
Compass Minerals International, Inc.	907	59,499
Domtar Corporation (b)	1,310	71,513
Ecolab, Inc.	6,759	1,501,985
H.B. Fuller Company	1,349	95,118
International Flavors & Fragrances, Inc.	6,551	965,945
Linde PLC (a)	13,632	4,351,334
Minerals Technologies, Inc.	864	61,292
Mosaic Company (The)	9,451	392,878

	SHARES	VALUE
Materials — (continued)
Newmont Corporation	21,061	$1,137,294
PPG Industries, Inc.	6,238	1,001,636
Schnitzer Steel Industries, Inc., Class A	666	35,831
Sealed Air Corporation	3,956	234,670
Sherwin-Williams Company (The)	6,651	2,105,773
Sonoco Products Company	2,586	149,859
		16,577,888
Technology Hardware & Equipment — 2.7%
Cisco Systems, Inc.	110,384	6,178,192
Cognex Corporation	4,585	401,600
CommScope Holding Company, Inc. (b)	5,179	55,467
Corning, Inc.	21,048	748,677
Dell Technologies, Inc., Class C (b)	7,218	793,908
F5 Networks, Inc. (b)	1,552	327,705
Flex Ltd. (b)	12,779	215,965
Hewlett Packard Enterprise Company	33,825	495,536
HP, Inc.	32,676	991,063
Keysight Technologies, Inc. (b)	4,806	865,176
Motorola Solutions, Inc.	4,423	1,099,514
Plantronics, Inc. (b)	947	25,342
TE Connectivity Ltd. (a)	8,679	1,267,134
Trimble, Inc. (b)	6,515	569,216
Xerox Holdings Corporation	4,287	76,309
Zebra Technologies Corporation, Class A (b)	1,392	743,258
		14,854,062
Household & Personal Products — 2.6%
Clorox Company (The)	3,235	527,337
Colgate-Palmolive Company	21,035	1,602,657
Estee Lauder Companies, Inc. (The), Class A	6,066	1,967,386
Kimberly-Clark Corporation	8,872	1,148,835

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Household & Personal Products — (continued)
Procter & Gamble Company (The)	64,110	$9,167,089
		14,413,304
Transportation — 2.3%
AMERCO	253	186,458
ArcBest Corporation	622	55,887
Avis Budget Group, Inc. (b)	1,373	237,955
C.H. Robinson Worldwide, Inc.	3,470	336,555
CSX Corporation	59,621	2,156,491
Delta Air Lines, Inc. (b)	4,180	163,563
Echo Global Logistics, Inc. (b)	657	31,687
Expeditors International of Washington, Inc.	4,400	542,344
Kansas City Southern	2,364	733,431
Ryder System, Inc.	1,384	117,571
Southwest Airlines Company (b)	3,832	181,177
Union Pacific Corporation	17,409	4,202,533
United Parcel Service, Inc., Class B	18,957	4,046,751
		12,992,403
Insurance — 2.3%
Allstate Corporation (The)	7,876	974,025
Arthur J. Gallagher & Company	5,369	900,220
Chubb Ltd. (a)	11,761	2,297,864
Hartford Financial Services Group, Inc. (The)	9,293	677,739
Lincoln National Corporation	4,703	339,321
Loews Corporation	5,832	327,000
Marsh & McLennan Companies, Inc.	13,300	2,218,440
Principal Financial Group, Inc.	7,105	476,674
Progressive Corporation (The)	15,371	1,458,401
Prudential Financial, Inc.	10,359	1,140,008
Travelers Companies, Inc. (The)	6,616	1,064,382
Willis Towers Watson PLC (a)	3,357	813,334
		12,687,408
Consumer Services — 2.2%
Aramark	5,903	215,341

	SHARES	VALUE
Consumer Services — (continued)
Choice Hotels International, Inc.	939	$132,042
Darden Restaurants, Inc.	3,416	492,382
Domino's Pizza, Inc.	1,011	494,349
Hilton Worldwide Holdings, Inc. (b)	7,306	1,051,699
Jack in the Box, Inc.	562	55,610
Marriott International, Inc., Class A (b)	7,219	1,155,184
McDonald's Corporation	19,550	4,800,503
Royal Caribbean Cruises Ltd. (b)	5,986	505,398
Starbucks Corporation	30,884	3,275,866
Vail Resorts, Inc.	1,049	361,601
		12,539,975
Banks — 2.0%
Bank of Hawaii Corporation	1,041	87,964
Cathay General Bancorp	1,989	83,916
CIT Group, Inc.	2,603	128,927
Citizens Financial Group, Inc.	11,137	527,671
Comerica, Inc.	3,617	307,771
First Republic Bank	4,586	992,089
Heartland Financial USA, Inc.	1,085	54,380
Huntington Bancshares, Inc.	38,454	605,266
International Bancshares Corporation	1,353	57,367
KeyCorp	25,626	596,317
M&T Bank Corporation	3,401	500,355
New York Community Bancorp, Inc.	11,921	148,178
Old National Bancorp	4,311	73,632
People's United Financial, Inc.	11,062	189,603
PNC Financial Services Group, Inc. (The)	11,112	2,344,965
Regions Financial Corporation	25,053	593,255
SVB Financial Group (b)	1,469	1,053,861
Truist Financial Corporation	35,280	2,239,222
Umpqua Holdings Corporation	5,704	116,647
Zions Bancorp NA	4,262	268,463
		10,969,849
Consumer Durables & Apparel — 1.7%
Callaway Golf Company (b)	3,121	84,423

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (a)(b)	3,970	$211,363
Columbia Sportswear Company	871	90,445
Deckers Outdoor Corporation (b)	724	286,204
Ethan Allen Interiors, Inc.	540	12,533
Garmin Ltd. (a)	4,056	582,442
Hanesbrands, Inc.	9,028	153,837
Hasbro, Inc.	3,424	327,882
La-Z-Boy, Inc.	1,142	37,960
Mattel, Inc. (b)	9,073	197,882
Meritage Homes Corporation (b)	976	106,101
Mohawk Industries, Inc. (b)	1,536	272,195
Newell Brands, Inc.	10,016	229,266
NIKE, Inc., Class B	33,400	5,587,486
PVH Corporation (b)	1,842	201,386
Under Armour, Inc., Class A (b)	4,801	105,430
Under Armour, Inc., Class C (b)	5,244	99,007
VF Corporation	8,688	633,181
Whirlpool Corporation	1,629	343,442
Wolverine World Wide, Inc.	2,097	69,558
		9,632,023
Telecommunication Services — 1.1%
Lumen Technologies Inc.	24,476	290,285
Verizon Communications, Inc.	108,449	5,746,713
		6,036,998
Commercial & Professional Services — 0.7%
ACCO Brands Corporation	2,208	18,260
ASGN, Inc. (b)	1,389	166,208
Copart, Inc. (b)	5,608	870,866
Deluxe Corporation	1,142	40,735
Exponent, Inc.	1,363	156,472
Heidrick & Struggles International, Inc.	506	23,721
HNI Corporation	1,187	44,394
ICF International, Inc.	464	46,627
IHS Markit, Ltd. (a)	9,920	1,296,742
Interface, Inc.	1,662	23,866
Kelly Services, Inc., Class A	787	14,190
ManpowerGroup, Inc.	1,431	138,306
Resources Connection, Inc.	760	13,232

	SHARES	VALUE
Commercial & Professional Services — (continued)
Robert Half International, Inc.	2,940	$332,426
Steelcase, Inc., Class A	2,064	24,562
Tetra Tech, Inc.	1,401	246,100
TransUnion	4,977	573,798
TrueBlue, Inc. (b)	889	24,759
		4,055,264
Automobiles & Components — 0.3%
Aptiv PLC (a)(b)	7,110	1,229,248
Autoliv, Inc. (a)	2,155	208,712
BorgWarner, Inc.	6,262	282,228
Harley-Davidson, Inc.	4,045	147,602
		1,867,790
Food & Staples Retailing — 0.3%
Kroger Co. (The)	18,722	749,255
Sysco Corporation	13,456	1,034,766
		1,784,021
Utilities — 0.2%
American Water Works Company, Inc.	4,726	823,175
Essential Utilities, Inc.	6,102	287,221
		1,110,396
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,228	99,970
United Natural Foods, Inc. (b)	1,501	65,129
		165,099
Total Common Stocks
(Cost $233,199,192)		555,874,300

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	concluded

VALUE
SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary Account, 0.01% (c)
(Cost $2,710,932)	$2,710,932
Total Short-term Investments
(Cost $2,710,932)	2,710,932
TOTAL INVESTMENTS — 99.7%
(Cost $235,910,124)	558,585,232
Other Assets Less Liabilities — 0.3%	1,741,785
NET ASSETS — 100.0%	$560,327,017

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
(a) Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b) Non-income producing security.
(c) The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)

COMMON STOCKS — 99.2%
	SHARES	VALUE
Japan — 19.3%
Aeon Company, Ltd.	21,600	$496,901
Ajinomoto Company, Inc.	15,600	467,075
Asahi Kasei Corporation	41,800	439,124
Astellas Pharma, Inc.	61,200	1,031,757
Azbil Corporation	4,000	170,531
Capcom Company Ltd.	5,800	156,110
Chugai Pharmaceutical Company, Ltd.	22,100	826,305
Daikin Industries Ltd.	8,200	1,795,922
Eisai Company, Ltd.	7,800	552,678
Fast Retailing Company Ltd.	1,900	1,261,254
FUJIFILM Holdings Corp.	12,000	927,329
Fujitsu Ltd.	6,500	1,123,393
Hankyu Hanshin Holdings, Inc.	7,600	235,642
Hitachi Construction Machinery Company Ltd.	3,400	108,480
Hulic Company Ltd.	12,500	120,194
Ibiden Company Ltd.	3,600	216,309
Kansai Paint Company Ltd.	6,000	138,936
Kao Corp.	16,000	905,089
KDDI Corp.	53,300	1,629,914
Keio Corporation	3,400	171,624
Kikkoman Corporation	4,800	392,592
Kobe Bussan Company Ltd.	4,600	158,455
Komatsu Ltd.	29,300	767,406
Kurita Water Industries Ltd.	3,300	162,992
Mitsui Fudosan Company Ltd.	30,300	692,774
Miura Company Ltd.	2,800	107,703
MS&AD Insurance Group Holdings, Inc.	14,800	478,149
Nippon Yusen KK	5,300	381,904
Nitto Denko Corporation	4,800	375,073
Nomura Research Institute Ltd.	11,300	452,385
Odakyu Electric Railway Company Ltd.	9,800	212,458
Omron Corporation	6,100	583,371
Orix JREIT, Inc. REIT	94	155,956
Panasonic Corporation	72,600	897,774
Resona Holdings, Inc.	70,900	266,343
Secom Company Ltd.	6,900	470,390
Sekisui House Ltd.	20,200	419,974
SG Holdings Company Ltd.	10,500	263,666
Shimizu Corporation	18,100	132,616

	SHARES	VALUE
Japan — (continued)
Shionogi & Company Ltd.	8,800	$573,763
Sohgo Security Services Company Ltd.	2,300	98,403
Sompo Holdings, Inc.	10,600	459,688
Sony Group Corporation	41,700	4,828,709
Stanley Electric Company Ltd.	4,100	103,341
Sumitomo Chemical Company, Ltd.	49,200	242,375
Sumitomo Mitsui Trust Holdings, Inc.	11,400	374,990
Suntory Beverage & Food Ltd.	4,700	182,371
Sysmex Corporation	5,500	681,950
Tokyo Century Corporation	1,300	74,433
Tokyo Electron Ltd.	4,900	2,283,562
Tokyu Corp.	16,600	234,030
Toray Industries, Inc.	45,900	286,027
TOTO Ltd.	4,800	231,909
West Japan Railway Company	7,100	335,160
Yamaha Corporation	4,600	290,619
Yamaha Motor Company Ltd.	9,700	270,376
Yaskawa Electric Corporation	7,900	342,166
Z Holdings Corporation	87,600	543,823
		32,584,243
Germany — 10.3%
adidas AG	6,305	2,063,521
Allianz SE	13,666	3,173,212
Beiersdorf AG	3,288	349,605
Deutsche Boerse AG	6,266	1,040,143
Deutsche Post AG	32,865	2,034,462
Henkel AG & Company KGaA	3,456	288,602
Henkel AG & Company KGaA (a)	5,916	529,970
Merck KGaA	4,273	1,009,761
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,617	1,366,956
Puma SE	3,477	431,297
SAP SE	34,534	5,000,632
Telefonica Deutschland Holding AG	36,226	94,378
		17,382,539

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Canada — 9.9%
Agnico Eagle Mines Ltd.	7,970	$423,036
Ballard Power Systems, Inc. (b)	7,953	144,138
Bank of Montreal	21,434	2,327,155
Bank of Nova Scotia (The)	39,984	2,621,446
FirstService Corporation	1,342	267,663
Gildan Activewear, Inc.	6,615	242,985
Intact Financial Corporation	5,797	777,133
Magna International, Inc.	9,442	768,040
Metro, Inc.	8,190	412,081
National Bank of Canada	11,065	916,063
Ritchie Bros Auctioneers, Inc.	3,631	248,179
Rogers Communications, Inc., Class B	11,633	541,043
Shopify, Inc. (b)	3,729	5,444,714
TMX Group Ltd.	1,878	203,323
Toromont Industries Ltd.	2,721	242,089
Wheaton Precious Metals Corporation	15,032	606,819
WSP Global, Inc.	3,850	521,940
		16,707,847
United Kingdom — 9.7%
Abrdn Plc	71,825	249,672
Ashtead Group PLC	14,838	1,243,575
Associated British Foods PLC	11,599	283,664
Barratt Developments PLC	33,244	301,794
Berkeley Group Holdings PLC	3,797	226,486
British Land Company PLC (The) REIT	29,149	196,815
BT Group PLC (b)	296,025	562,395
Burberry Group PLC	13,543	357,928
Coca-Cola Europacific Partners PLC	6,778	356,862
Compass Group PLC (b)	58,567	1,242,827
Croda International PLC	4,587	593,698
Informa PLC (b)	49,888	354,903
InterContinental Hotels Group PLC (b)	6,139	430,019
J Sainsbury PLC	55,284	226,432
JD Sports Fashion PLC	16,845	251,073
Kingfisher PLC	70,154	321,977
Mondi PLC	16,023	400,154
RELX PLC	63,874	1,980,566

	SHARES	VALUE
United Kingdom — (continued)
Schroders PLC	4,237	$209,875
Segro PLC REIT	39,198	692,807
St. James's Place PLC	17,927	387,274
Taylor Wimpey PLC	121,019	256,049
Unilever PLC	86,656	4,639,731
United Utilities Group PLC	22,360	317,805
Whitbread PLC (b)	6,694	299,475
		16,383,856
Switzerland — 9.4%
Coca-Cola HBC AG (b)	6,607	229,000
Givaudan SA	302	1,423,005
Kuehne + Nagel International AG	1,795	565,336
Lonza Group AG	2,457	2,019,164
Roche Holding AG	20,640	7,995,816
SGS SA	202	598,025
Sonova Holding AG	1,822	754,986
Swiss Life Holding AG	1,047	574,349
Swiss Re AG	9,903	959,358
Swisscom AG	854	465,024
Vifor Pharma AG	1,630	210,475
		15,794,538
France — 8.9%
Amundi SA (c)	2,024	180,323
AXA SA	63,830	1,856,899
Bureau Veritas SA	10,065	319,898
Carrefour SA	20,676	374,295
Cie Generale des Etablissements Michelin SCA	5,678	892,631
CNP Assurances	5,520	138,297
Danone SA	21,543	1,404,220
EssilorLuxottica SA	9,451	1,955,279
Gecina SA REIT	1,520	212,695
L'Oreal SA	8,313	3,802,610
Schneider Electric SE	17,776	3,064,736
Unibail-Rodamco-Westfield REIT (b)	4,055	289,530
Valeo SA	7,612	223,644
Vivendi SA	23,722	305,583
		15,020,640

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	continued

	SHARES	VALUE
Netherlands — 7.5%
Akzo Nobel NV	6,260	$719,341
ASML Holding NV	10,763	8,748,759
CNH Industrial NV	33,456	576,266
Koninklijke DSM NV	5,719	1,249,408
NN Group NV	9,059	484,238
Wolters Kluwer NV	8,890	930,895
		12,708,907
Denmark — 6.2%
Ambu A/S, Class B	5,622	160,041
Coloplast A/S, Class B	3,933	642,330
Genmab A/S (b)	2,174	976,673
GN Store Nord A/S	4,058	246,593
Novo Nordisk A/S, Class B	55,691	6,106,792
Novozymes A/S	6,727	494,830
Pandora A/S	3,310	463,187
Vestas Wind Systems A/S	33,375	1,442,789
		10,533,235
Australia — 4.4%
ASX Ltd.	6,382	401,333
BlueScope Steel Ltd.	16,701	260,961
Brambles Ltd.	47,480	360,200
Cochlear Ltd.	2,209	369,467
Coles Group Ltd.	43,827	567,931
Computershare Ltd.	18,136	258,054
Dexus REIT	35,685	292,703
Fortescue Metals Group Ltd.	56,236	585,956
GPT Group (The) REIT	63,616	248,348
Insurance Australia Group Ltd.	81,381	294,867
Lendlease Corporation Ltd.	22,695	179,786
Mirvac Group REIT	130,318	278,105
Newcrest Mining Ltd.	27,033	506,465
Northern Star Resources Ltd.	36,055	249,592
Ramsay Health Care Ltd.	6,004	320,877
REA Group Ltd.	1,813	220,033
SEEK Ltd.	10,914	271,234
Stockland REIT	78,893	271,930
Sydney Airport (b)	43,437	269,362
Transurban Group	100,473	1,023,692
Vicinity Centres REIT	126,792	165,581
		7,396,477

	SHARES	VALUE
Hong Kong — 2.2%
BOC Hong Kong Holdings Ltd.	123,000	$389,768
Hang Seng Bank Ltd.	25,917	492,499
Hong Kong Exchanges & Clearing Ltd.	39,620	2,386,777
MTR Corporation Ltd.	51,167	279,122
Swire Properties Ltd.	37,800	101,341
		3,649,507
Singapore — 1.9%
Capitaland Investment Ltd. (b)	86,011	219,413
City Developments Ltd.	13,800	74,913
DBS Group Holdings Ltd.	59,636	1,393,567
Oversea-Chinese Banking Corporation Ltd.	110,300	964,227
Singapore Telecommunications Ltd.	279,000	517,614
		3,169,734
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	218,734	1,530,632
Industria de Diseno Textil SA	36,226	1,312,189
		2,842,821
Sweden — 1.4%
Boliden AB	9,198	324,268
Electrolux AB	7,293	165,511
Essity AB, Class B	20,358	659,430
Husqvarna AB B Shares	14,005	199,584
ICA Gruppen AB	3,199	165,389
Svenska Cellulosa AB SCA, Class B	19,859	310,298
Tele2 AB B Shares	15,986	225,936
Telia Company AB	89,227	351,451
		2,401,867
Ireland — 1.2%
CRH PLC (d)	26,045	1,246,282
Kerry Group PLC, Class A	5,197	697,459
		1,943,741

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2021

(unaudited)	concluded

	SHARES	VALUE
Norway — 1.0%
DNB Bank ASA	30,600	$728,178
Mowi ASA	14,600	423,359
Orkla ASA	25,375	246,808
Telenor ASA	22,925	362,227
		1,760,572
Italy — 1.0%
Amplifon SpA	4,173	212,345
Intesa Sanpaolo SpA	543,669	1,545,098
		1,757,443
New Zealand — 0.8%
Fisher & Paykel Healthcare Corporation Ltd.	19,239	431,014
Meridian Energy Ltd.	41,616	149,078
Ryman Healthcare Ltd.	14,242	147,391
Spark New Zealand Ltd.	60,656	198,563
Xero Ltd. (b)	4,404	502,136
		1,428,182
Belgium — 0.7%
KBC Group NV	8,340	776,602
Umicore SA	6,385	366,074
		1,142,676
Jersey — 0.7%
Ferguson PLC	7,414	1,115,537
Finland — 0.6%
Elisa Oyj	4,660	281,216
Kesko Oyj B Shares	8,923	290,379
Orion Oyj, Class B	3,491	151,165
Wartsila OYJ Abp	15,688	217,554
		940,314
Israel — 0.3%
Bank Leumi Le-Israel BM	48,029	458,880

	SHARES	VALUE
Portugal — 0.1%
Jeronimo Martins SGPS SA	8,224	$186,326
Total Common Stocks
(Cost $132,798,538)		167,309,882

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (e)
(Cost $92,949)		92,949
Total Short-term Investments
(Cost $92,949)		92,949
TOTAL INVESTMENTS — 99.3%
(Cost $132,891,487)		167,402,831
Other Assets Less Liabilities — 0.7%		1,219,929
NET ASSETS — 100.0%		$168,622,760

REIT – Real Estate Investment Trusts
PLC – Public Limited Company

(a) Preference shares.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $180,323.
(d) Shares of this security are traded on the Irish Stock Exchange.
(e) The rate quoted is the annualized seven-day yield of the fund at the period end.

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